Note 8 - Notes Payable (Details) - USD ($)	6 Months Ended
	Feb. 28, 2015	Feb. 28, 2014	Aug. 31, 2014
Repayments on notes payable	$ 858,419	$ 807,187
Proceeds from (Payments for) Other Financing Activities	670,000
Total Remittance of Secured Borrowings	922,650
Interest Expense, Borrowings	252,650
Secured Borrowings, Gross, Difference, Amount	222,666		$ 449,722
Short-term notes payable, debt discount	64,079		$ 161,899
Note Payable 15
Repayments on notes payable	$ 100,000